Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Receivables [Abstract]
Government authorities	$ 180	$ 151
Prepaid expenses	410	90
Total receivables	$ 590	$ 241